Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2019	2018	2019	2018
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$445	$374	$82,946	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	377	-	26,715	-
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(319)	(196)	11,616	54,425
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(9)	(628)	4,208	41,303
		$494	$(450)	$125,485	$130,423